Capital Stock - (Shares Reserved for Future Issuance) (Details) - LIONS GATE ENTERTAINMENT CORP [Member] - shares shares in Millions	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	43.2	49.5
Stock Options and SARs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	18.3	20.7
Restricted Share Units (RSUs) and Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	14.4	13.4
Common shares available for future issuance
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	10.5	15.4